Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	pcsaif-20191202_SupplementTextBlock
PIMCO Funds

Supplement Dated December 2, 2019 to the Short Duration Strategy Funds Prospectus
dated July 31, 2019, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Short Asset Investment Fund (the "Fund")

Effective immediately, the table in the "Fees and Expenses of the Fund—Shareholder Fees" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced by the following:

None(1)

[1]	Regular sales charges may apply when Class A shares of the Fund (on which no sales charge was paid at the time of purchase) are exchanged for shares of other funds offered by the Trust.

In addition, effective immediately, the Expense Example tables in the Fund's Fund Summary in the Prospectus are deleted in their entirety and replaced by the following:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$39	$122	$213	$480
I-2	$49	$154	$269	$604
I-3	$54	$181	$319	$721
Class M	$39	$122	$213	$480
Administrative Class	$64	$202	$351	$786
Class A	$75	$233	$406	$906

(PIMCO FUNDS - Supplement) | (PIMCO Short Asset Investment Fund)
Prospectus:	rr_ProspectusTable
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	None	[1]
(PIMCO FUNDS - Supplement) | (PIMCO Short Asset Investment Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	480
(PIMCO FUNDS - Supplement) | (PIMCO Short Asset Investment Fund) | I-2
Prospectus:	rr_ProspectusTable
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	604
(PIMCO FUNDS - Supplement) | (PIMCO Short Asset Investment Fund) | I-3
Prospectus:	rr_ProspectusTable
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	181
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	319
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	721
(PIMCO FUNDS - Supplement) | (PIMCO Short Asset Investment Fund) | Class M
Prospectus:	rr_ProspectusTable
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	480
(PIMCO FUNDS - Supplement) | (PIMCO Short Asset Investment Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	786
(PIMCO FUNDS - Supplement) | (PIMCO Short Asset Investment Fund) | Class A
Prospectus:	rr_ProspectusTable
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 906

[1]	Regular sales charges may apply when Class A shares of the Fund (on which no sales charge was paid at the time of purchase) are exchanged for shares of other funds offered by the Trust.